Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and limited recourse capital notes (LRCNs) [member]	Common shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes (LRCNs) [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of year (Impact of adopting IFRS [member]) at Oct. 31, 2020					$ 22,119
Balance at beginning of year at Oct. 31, 2020		$ 3,575	$ 13,908	$ 117					$ 1,173	$ 274	$ (283)	$ (40)	$ 2	$ 309	$ 181
Net income attributable to equity shareholders	$ 6,429				6,429
Net income attributable to non-controlling interests	17														17
Net gains (losses) on equity securities designated at FVOCI													100
Net change in debt securities measured at FVOCI														(116)
Net change in foreign currency translation adjustments									(1,115)
Net change in cash flow hedges	(137)									(137)
Net change in post-employment defined benefit plans	917										917
Net change attributable to changes in credit risk	12											12
Dividends and distributions		121	2,622			$ (158)	$ (2,622)								(9)
Premium on purchase of common shares for cancellation					0
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings					27								(27)
Issue of equity		750	458
Compensation expense arising from equity-settled share-based awards				19
Exercise of stock options and settlement of other equity-settled share-based awards				(43)
Treasury shares		0	(15)
Redemption of preferred shares		0
Other				17	(2)										(7)
Balance at end of year (Impact of adopting IFRS [member]) at Oct. 31, 2021					25,793
Balance at end of year at Oct. 31, 2021	45,830	4,325	14,351	110	25,793			$ 1,069	58	137	634	(28)	75	193	182
Net income attributable to equity shareholders	6,220				6,220
Net income attributable to non-controlling interests	23														23
Net gains (losses) on equity securities designated at FVOCI													(35)
Net change in debt securities measured at FVOCI														(809)
Net change in foreign currency translation adjustments									1,753
Net change in cash flow hedges	(799)									(799)
Net change in post-employment defined benefit plans	198										198
Net change attributable to changes in credit risk	262											262
Dividends and distributions		112	2,954			$ (171)	$ (2,954)								(8)
Premium on purchase of common shares for cancellation					(105)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings					45								(45)
Issue of equity		1,400	401
Compensation expense arising from equity-settled share-based awards				24
Purchase of common shares for cancellation, Amount			(29)
Exercise of stock options and settlement of other equity-settled share-based awards				(20)
Treasury shares		(2)	3
Redemption of preferred shares		(800)
Other				1	(5)										4
Balance at end of year at Oct. 31, 2022	$ 50,382	$ 4,923	$ 14,726	$ 115	$ 28,823			$ 1,594	$ 1,811	$ (662)	$ 832	$ 234	$ (5)	$ (616)	$ 201